ETFB Green SRI REITs ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Australia - 8.4%
Arena REIT	4,818	$11,690
BWP Trust	6,187	13,121
Dexus Industria REIT	2,684	4,571
Goodman Group	16,053	364,975
Mirvac Group	90,251	111,181
Vicinity, Ltd.	46,993	64,779
		570,317

Japan - 4.4%
Japan Logistics Fund, Inc.	126	73,151
Nippon Prologis REIT, Inc.	150	229,480
		302,631

Netherlands - 0.3%
NSI NV	793	18,013

New Zealand - 0.2%
Goodman Property Trust	9,243	10,895

Singapore - 4.0%
AIMS APAC REIT	25,859	24,613
Digital Core REIT Management Pte, Ltd.	46,988	26,079
ESR-LOGOS REIT	378,255	72,564
Frasers Logistics & Commercial Trust	166,284	108,582
PARAGON REIT	57,924	37,824
		269,662

United Kingdom - 5.8%
Abrdn Property Income Trust, Ltd.	12,378	1,046
Custodian Property Income REIT PLC	23,645	22,446
Life Science REIT PLC	12,555	5,304
Target Healthcare REIT PLC	23,232	25,028
Tritax Big Box REIT PLC	95,643	173,626
UNITE Group PLC	15,105	160,847
Warehouse REIT PLC	4,959	4,954
		393,251

United States - 76.1%(a)
Agree Realty Corporation	317	23,005
Alexandria Real Estate Equities, Inc.	3,914	381,028
American Homes 4 Rent - Class A	3,864	133,810
Apple Hospitality REIT, Inc.	2,882	44,498
AvalonBay Communities, Inc.	1,870	414,224
Camden Property Trust	974	110,754
CareTrust REIT, Inc.	947	25,095
CubeSmart	2,955	123,223
Curbline Properties Corporation	127	3,108
Digital Realty Trust, Inc.	3,088	506,000
EastGroup Properties, Inc.	3	509
Equity LifeStyle Properties, Inc.	2,295	150,208
Equity Residential	4,227	298,553
First Industrial Realty Trust, Inc.	2,827	150,934
Invitation Homes, Inc.	6,863	213,782
Iron Mountain, Inc.	2,578	261,847
Mid-America Apartment Communities, Inc.	455	69,424
Prologis, Inc.	5,295	631,429
Public Storage	1,531	456,973
Regency Centers Corporation	2,215	159,126
Rexford Industrial Realty, Inc.	3,172	128,973
SITE Centers Corporation	63	944
STAG Industrial, Inc.	1,572	53,731
Sun Communities, Inc.	1,457	184,310
Tanger, Inc.	5,131	168,399
Welltower, Inc.	3,544	483,685
		5,177,572
TOTAL COMMON STOCKS (Cost $7,176,348)		6,742,341

SHORT-TERM INVESTMENTS - 0.7%		Value
Money Market Funds - 0.7%	Shares
First American Government Obligations Fund - Class X, 4.32% (b)	48,116	48,116
TOTAL SHORT-TERM INVESTMENTS (Cost $48,116)		48,116

TOTAL INVESTMENTS - 99.9% (Cost $7,224,464)		6,790,457
Other Assets in Excess of Liabilities - 0.1%		8,740
TOTAL NET ASSETS - 100.0%		$6,799,197
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

ETFB Green SRI REITs ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,742,341	$–	$–	$6,742,341
Money Market Funds	48,116	–	–	48,116
Total Investments	$6,790,457	$–	$–	$6,790,457

Refer to the Schedule of Investments for further disaggregation of investment categories.